SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 9.5%
Agency - 1.5%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	639,825	2.29	5/28/35	628,801
FNMA REMICS, Series 2001-W2, Class AS5 [14]	3,014	6.47	10/25/31	3,084
Small Business Administration, Series 2000-20D	12,406	7.47	4/1/20	12,441
Small Business Administration, Series 2006-20D, Class 1	206,195	5.64	4/1/26	218,101
Small Business Administration, Series 2007-20B, Class 1	181,898	5.49	2/1/27	193,226
Small Business Administration, Series 2007-20J, Class 1	266,635	5.57	10/1/27	280,813

				1,336,466

Non-Agency - 8.0%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class M2 1, [4]	499,642	6.50	8/15/30	534,530
Aegis Asset Backed Securities Corp., Series 2003-2, Class M1, 1 Mo. Libor + 1.13% [1]	747,206	2.92	11/25/33	745,560
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	356,020	3.50	6/28/57	361,604
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	106,346
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	314,849
Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	2,066	5.17	9/25/34	2,070
CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	852	4.56	10/20/32	853
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	90,222	5.12	2/25/35	90,024
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B [4]	500,000	3.94	7/15/27	512,735
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98% [1]	181,981	2.77	11/25/33	180,255
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	329,242	2.65	10/25/33	327,752
Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1, 1 Mo. Libor + 0.86% [1]	26,157	2.65	6/25/34	26,146
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	295,489	2.75	1/25/61	296,809
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	3,309	5.04	11/25/33	3,368
NovaStar Mortgage Funding Trust, Series 2004-2, Class M2, 1 Mo. Libor + 1.02% [1]	44,812	2.81	9/25/34	44,602
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	500,000	3.63	9/10/25	515,802
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A3 [4]	279,210	2.82	6/10/21	279,529
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A4 [4]	940,000	3.30	5/10/24	950,532
OSCAR US Funding Trust VIII, LLC, Series 2018-1A, Class A2A [4]	46,389	2.91	4/12/21	46,426
OSCAR US Funding Trust VIII, LLC, Series 2018-1A, Class A2B, 1 Mo. Libor + 0.49% 1, [4]	159,048	2.21	4/12/21	159,074
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	800,841
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1 [1,4]	732,177	3.00	11/25/59	733,449

				7,033,156

Total Asset-Backed Securities (cost: $8,353,176)				8,369,622

Collateralized Mortgage Obligations - 15.5%
Agency - 9.8%
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	57,577	4.22	3/25/20	57,554
FHLMC REMICS, Series 2528, Class KM	27,976	5.50	11/15/22	28,813
FHLMC REMICS, Series 3104, Class BY	109,627	5.50	1/15/26	116,822
FHLMC REMICS, Series 3806, Class JA	271,612	3.50	2/15/26	277,508
FHLMC REMICS, Series 4759, Class NA	838,608	3.00	8/15/44	853,873
FHLMC REMICS, Series 4776, Class QG	855,556	3.00	9/15/42	861,397
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	460,220	3.87	8/25/43	474,137
FNMA REMICS, Series 2003-52, Class NA	33,681	4.00	6/25/23	34,091
FNMA REMICS, Series 2005-19, Class PA	11,604	5.50	7/25/34	11,648
FNMA REMICS, Series 2005-68, Class PC	3,853	5.50	7/25/35	3,885
FNMA REMICS, Series 2008-65, Class CD	1,430	4.50	8/25/23	1,430
FNMA REMICS, Series 2009-13, Class NX	10,390	4.50	3/25/24	10,402
FNMA REMICS, Series 2009-71, Class MB	34,118	4.50	9/25/24	35,447

DECEMBER 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

FNMA REMICS, Series 2009-88, Class DA	634	4.50	10/25/20	635
FNMA REMICS, Series 2012-19, Class GH	27,787	3.00	11/25/30	28,198
FNMA REMICS, Series 2013-74, Class AD	122,272	2.00	7/25/23	122,075
FNMA REMICS, Series 2017-97, Class DP	943,383	3.50	10/25/46	970,314
FNMA REMICS, Series 2018-1, Class TE	542,672	3.50	3/25/44	553,930
FNMA REMICS, Series 2018-25, Class AG	649,222	3.50	4/25/47	667,648
FRESB Mortgage Trust, Series 2018-SB45, Class A5H [1]	811,569	2.96	11/25/37	829,560
FRESB Mortgage Trust, Series 2018-SB46, Class A5H [1]	851,230	2.89	12/25/37	864,913
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A, 1 Mo. Libor + 0.45% [1]	239,489	2.16	10/7/20	239,931
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A, 1 Mo. Libor + 0.56% [1]	954,880	2.27	12/8/20	955,335
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	493,224	4.00	2/25/59	519,311
Vendee Mortgage Trust, Series 1993-1, Class ZB	53,237	7.25	2/15/23	56,725

				8,575,582

Non-Agency - 5.7%
COLT Mortgage Loan Trust, Series 2019-1, Class A1 1, [4]	333,093	3.71	3/25/49	335,042
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1, 1 Mo. Libor + 0.50% [1]	35,236	2.29	6/25/35	33,384
JPMorgan Mortgage Trust, Series 2019-1, Class A6 1, [4]	219,615	4.00	5/25/49	219,175
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1 [1]	162,032	4.70	11/21/34	165,901
MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	67,951	6.25	6/25/33	70,061
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	90,120	5.50	7/25/33	92,354
MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	71,629	5.50	12/25/33	73,470
MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	34,000	5.35	11/25/35	35,432
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	532,401	4.00	3/25/57	554,258
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	565,957	4.00	4/25/57	588,066
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	240,167	3.29	6/25/57	243,147
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	383,950	4.00	12/25/57	397,970
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	642,606	2.54	1/25/48	640,856
Prime Mortgage Trust, Series 2004-CL1, Class 1A1	65,063	6.00	2/25/34	69,274
RAAC Trust, Series 2004-SP3, Class AI5 [1]	278	4.89	12/25/32	283
Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	577,334	4.22	4/25/42	595,896
Sequoia Mortgage Trust, Series 2017-4, Class A4 1, [4]	286,865	3.50	7/25/47	291,227
Sequoia Mortgage Trust, Series 2018-3, Class A4 1, [4]	509,202	3.50	3/25/48	515,138
Structured Asset Securities, Corp. Mtg Pass-Through Certificates, Series 2003-22A, Class 3A [1]	55,521	4.23	6/25/33	56,920
WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A, US FED + 1.25% [1]	64,340	2.35	2/27/34	64,113

				5,041,967

Total Collateralized Mortgage Obligations (cost: $13,465,682)				13,617,549

Corporate Bonds - 22.8%
Allied World Assurance Co. Holdings, Ltd.	800,000	4.35	10/29/25	844,717
Arrow Electronics, Inc.	1,000,000	4.00	4/1/25	1,054,329
Booking Holdings	800,000	3.65	3/15/25	854,204
Brown & Brown, Inc.	1,000,000	4.20	9/15/24	1,063,831
Citizens Financial Group, Inc. (Subordinated)	464,000	3.75	7/1/24	481,930
Comcast Corp.	400,000	3.38	2/15/25	422,101
Credit Suisse Group Funding Guernsey, Ltd. [4]	400,000	3.75	3/26/25	423,421
CVS Health Corp.	900,000	4.10	3/25/25	966,298
Delta Air Lines 2015-1 Class A Pass Through Trust	620,096	3.88	7/30/27	649,950
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	380,158	5.13	11/30/22	388,922
Duke Energy Florida, LLC	1,000,000	1.73	9/1/22	994,199
Equifax, Inc.	1,000,000	2.60	12/1/24	1,006,286
Glencore Finance Canada, Ltd. [4]	1,000,000	4.95	11/15/21	1,045,771

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A	700,251	3.90	1/15/26	708,971
Kraft Heinz Foods Co. [4]	684,000	4.88	2/15/25	702,791
Liberty Mutual Insurance Co. (Subordinated) [4]	700,000	8.50	5/15/25	871,908
Marathon Petroleum Corp.	650,000	5.38	10/1/22	656,910
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	725,000	4.18	12/15/24	724,026
Prudential Insurance Co. of America (Subordinated) [4]	400,000	8.30	7/1/25	513,603
RenaissanceRe Finance, Inc.	500,000	3.70	4/1/25	528,932
Sherwin-Williams Co.	800,000	3.30	2/1/25	812,629
Silversea Cruise Finance, Ltd. [4]	800,000	7.25	2/1/25	846,000
TCF National Bank (Subordinated), 3 Mo. Libor + 2.38% [1]	750,000	4.13	7/2/29	753,211
Toronto-Dominion Bank	1,000,000	4.03	2/15/29	1,000,129
United Airlines 2013-1 Class A Pass Through Trust	820,386	4.30	8/15/25	879,192
US Airways 2012-2 Class A Pass Through Trust	147,525	4.63	6/3/25	159,146
US Airways 2013-1 Class A Pass Through Trust	652,360	3.95	11/15/25	686,182

Total Corporate Bonds (cost: $19,732,981)				20,039,589

Mortgage Pass-Through Securities - 6.8%
Federal Home Loan Mortgage Corporation - 0.7%
Freddie Mac	129,362	3.00	9/1/27	133,373
Freddie Mac	27,334	3.50	7/1/26	28,337
Freddie Mac	172,143	4.00	7/1/26	180,055
Freddie Mac	185,551	4.00	1/1/27	195,832
Freddie Mac	5,404	4.50	12/1/21	5,581
Freddie Mac	8,353	4.50	7/1/26	8,639
Freddie Mac	12,308	5.00	10/1/25	13,151
Freddie Mac	577	5.50	5/1/20	578
Freddie Mac	119	5.50	7/1/20	119
Freddie Mac	249	5.50	12/1/20	249
Freddie Mac	6,832	5.50	3/1/21	6,903
Freddie Mac	6,490	5.50	3/1/21	6,520

				579,337

Federal National Mortgage Association - 3.0%
Fannie Mae	297,551	2.50	6/1/23	300,191
Fannie Mae	213,824	3.00	8/1/28	219,435
Fannie Mae	1,321,496	3.23	11/1/20	1,323,335
Fannie Mae	501,205	3.50	1/1/26	519,291
Fannie Mae	14,492	4.00	9/1/24	15,105
Fannie Mae	106,574	4.00	6/1/25	111,119
Fannie Mae	19,384	4.00	10/1/31	20,645
Fannie Mae	91,194	4.50	4/1/25	95,461
Fannie Mae	13,449	5.00	9/1/20	13,894
Fannie Mae	960	5.50	1/1/21	962
Fannie Mae	885	5.50	10/1/21	888

				2,620,326

Government National Mortgage Association - 0.1%
Ginnie Mae, US Treasury + 1.50% [1]	35,482	3.88	4/20/33	36,861
Ginnie Mae, US Treasury + 1.50% [1]	8,484	3.88	4/20/42	8,738

DECEMBER 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Ginnie Mae	18,240	5.00	12/20/23	19,438
Ginnie Mae	11,936	5.00	9/15/24	12,317
Ginnie Mae	38,354	5.00	6/20/26	41,980

				119,334

Other Federal Agency Securities - 3.0%
Small Business Administration Pools, PRIME - 2.50% [1]	655,875	2.50	5/25/43	655,979
Small Business Administration Pools, PRIME + 0.77% [1]	489,365	5.77	3/25/30	528,443
Small Business Administration Pools, PRIME + 0.80% [1]	1,343,371	5.80	2/25/28	1,443,337

				2,627,759

Total Mortgage Pass-Through Securities (cost: $5,935,236)				5,946,756

Taxable Municipal Bonds - 7.2%
Atlanta Downtown Development Authority [17]	435,000	6.88	2/1/21	447,937
Berks County Industrial Development Authority	270,000	3.20	5/15/21	270,759
City of Wilkes-Barre PA [17]	1,000,000	3.24	11/15/21	1,025,990
City of Worcester MA [17]	250,000	6.75	11/1/34	260,340
Colorado Housing & Finance Authority	10,000	4.00	11/1/31	10,288
Kentucky Higher Education Student Loan Corp.	605,000	3.92	6/1/32	638,904
Massachusetts Educational Financing Authority	480,000	4.00	1/1/32	495,408
Massachusetts Educational Financing Authority	750,000	4.41	7/1/34	794,033
New Hampshire Housing Finance Authority	375,000	4.00	7/1/35	382,965
New Hampshire Housing Finance Authority	10,000	4.00	1/1/37	10,347
New Jersey Economic Development Authority	365,000	4.43	12/1/21	374,005
New Jersey Economic Development Authority	500,000	2.88	6/15/24	494,785
Patoka Lake Regional Water & Sewer District	705,000	2.33	1/1/25	704,020
Tennessee Housing Development Agency	85,000	3.50	7/1/31	86,280
Wisconsin Public Finance Authority (Statler Hilton) [6]	500,000	3.50	12/15/27	378,370

Total Taxable Municipal Bonds (cost: $6,307,694)				6,374,431

U.S. Treasury / Federal Agency Securities - 34.9%
Federal Agency Issues - 1.5%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	2.26	3/9/23	252,074
Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40% 1, [4]	275,000	2.31	9/15/21	275,000
U.S. Department of Housing and Urban Development	800,000	4.28	8/1/27	810,629

				1,337,703

U.S. Treasury - 33.4%
U.S. Treasury Bill [6]	4,000,000	1.44	1/14/20	3,998,043
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.04% [1]	2,500,000	1.57	7/31/20	2,499,348
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.05% [1]	4,000,000	1.57	10/31/20	3,998,077
U.S. Treasury Inflation Indexed Bonds	1,769,328	0.38	7/15/23	1,793,771
U.S. Treasury Note	3,500,000	1.25	1/31/20	3,498,874
U.S. Treasury Note	1,500,000	1.50	8/31/21	1,497,656
U.S. Treasury Note	4,000,000	1.75	7/31/21	4,009,688
U.S. Treasury Note	4,000,000	2.00	2/28/21	4,016,406
U.S. Treasury Note	4,000,000	2.25	11/15/24	4,104,844

				29,416,707

Total U.S. Treasury / Federal Agency Securities (cost: $30,591,322)				30,754,410

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Short-Term Securities - 2.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.49%	2,456,852	2,456,852

(cost: $2,456,852)

Total Investments in Securities - 99.5% (cost: $86,842,943)		87,559,209

Other Assets and Liabilities, net - 0.5%		482,550

Total Net Assets - 100.0%		$88,041,759

[1]

Variable rate security. Rate disclosed is as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2019 was $14,767,652 and represented 16.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2019.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

DECEMBER 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Quality Income Fund (Continued)

Short futures contracts outstanding as of December 31, 2019 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	160	March 2020	(18,977,501)	72,889

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2019.

A summary of the levels for the Fund’s investments as of December 31, 2019 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other Significant Observable Inputs ($)	Other Significant Observable Inputs ($)	Total ($)
Assets
Asset-Backed Securities	—	8,369,622	—	8,369,622
Collateralized Mortgage Obligations	—	13,617,549	—	13,617,549
Corporate Bonds	—	20,039,589	—	20,039,589
Mortgage Pass-Through Securities	—	5,946,756	—	5,946,756
Taxable Municipal Bonds	—	6,374,431	—	6,374,431
U.S. Treasury / Federal Agency Securities	—	30,754,410	—	30,754,410
Short-Term Securities	2,456,852	—	—	2,456,852
Futures	72,889	—	—	72,889
.	2,529,741	85,102,357	—	87,632,098

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

6